Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Contrarian Core Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,424		$ 10,441	$ 12,071	$ 13,652	$ 13,991	$ 17,322	$ 22,890	$ 19,836	$ 23,462	$ 29,894	$ 34,317
Columbia Contrarian Core Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,998	12,625	14,169	14,413	17,707	23,221	19,980	23,453	29,656	33,787
Columbia Contrarian Core Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,105	12,876	14,597	14,999	18,611	24,655	21,427	25,407	32,450	37,337
Columbia Contrarian Core Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		11,122	12,907	14,650	15,062	18,705	24,800	21,567	25,591	32,708	37,658
Columbia Contrarian Core Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		11,122	12,917	14,662	15,087	18,747	24,866	21,633	25,679	32,836	37,834
Columbia Contrarian Core Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		11,055	12,752	14,382	14,704	18,155	23,933	20,690	24,413	31,022	35,521
Columbia Contrarian Core Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		11,105	12,876	14,597	14,999	18,611	24,655	21,427	25,407	32,450	37,337
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	$ 10,000		$ 11,169	$ 12,974	$ 15,545	$ 15,933	$ 19,518	$ 25,812	$ 22,466	$ 25,926	$ 32,822	$ 38,151